Financial risk management - Changes in level 3 derivative instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	£ 7,498
Ending balance	3,463	£ 7,498
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(435)	(223)
Net gains/(losses) for the year	133	(37)
Purchases	68	61
Settlements	208	(2)
Reclassification into level 3	0	(234)
Ending balance	(26)	(435)
Level 3 | Financing derivatives/ Further Acquisition Agreement derivative
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(465)	(196)
Net gains/(losses) for the year	125	(35)
Purchases	0	0
Settlements	231	0
Reclassification into level 3	0	(234)
Ending balance	(109)	(465)
Gains (losses) on assets held at end of year	125	(35)
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(16)	(27)
Net gains/(losses) for the year	8	(2)
Purchases	27	15
Settlements	(20)	(2)
Reclassification into level 3	0	0
Ending balance	(1)	(16)
Gains (losses) on assets held at end of year	35	(21)
Level 3 | Investments in associates and available-for-sale investments
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	46	0
Net gains/(losses) for the year	0	0
Purchases	41	46
Settlements	(3)	0
Reclassification into level 3	0	0
Ending balance	£ 84	£ 46